DEAR FELLOW SHAREHOLDERS:

  PERFORMANCE REVIEW: During the first quarter of 1997, stock and bond market investors adjusted their outlook to accommodate the increasing likelihood that the Federal Reserve was going to raise interest rates. Prices fell with the expectations, and on March 25, the Fed moved. The relatively high degree of interest rate sensitivity of utility issues moved the group lower in price with the markets, and debate on further Fed moves may depress valuations for the near term. Nonetheless, the U.S. economy still is in its best fundamental shape in years. Growth remains moderate, inflation relatively low, and interest rates are modest by historical standards. Without significant imbalances in the economy, the outlook remains favorable.

  During the quarter, the popular Dow Jones Utilities Average and the more broad-based S&P Utilities Index declined 6.0% and 4.5%, respectively. We are pleased to report that the Fund's net asset value per share outperformed both of these indices in the quarter. Including reinvested dividends, the return on net asset value declined only 1.1%. The first quarter also saw a recovery in the stock premium, so the total return on stock price was a positive 5.1%. The six cent per share monthly dividend rate, without compounding, would be seventy-two cents annualized or an 8.11% dividend yield based on the March 31, 1997 closing price of $8.875 per share.

                              FIRST QUARTER 1997
                                 TOTAL RETURNS

                             [CHART APPEARS HERE]

                  DNP Market Value = 5.1%
                  DNP Net Asset Value = (1.1%)
                  S&P Utilities Index = (3.4%)
                  Lehman Brothers Utility Bond Index = (1.0%)

  ELECTRIC UTILITY COMPETITION--THE NEXT STEP. In an earlier report, we discussed one complication of the increased utility competitive environment-- the so called "stranded investment." Stranded investment refers to the capital investments made by utilities under traditional regulatory methods that would become unrecoverable, or stranded, if the customer were able to obtain lower cost power elsewhere. This problem is most severe for utilities that built large nuclear facilities or were legally forced into signing high cost, long term contracts with independent power producers.

  Most regulators now agree that some stranded investment recovery is an important component of the transition to competition, because it would maintain the financial health of the public utilities. It is not surprising that California started setting the standard for stranded investment recovery, given that state's high cost of power. The California Public Utilities Commission got the ball rolling on deregulation itself in April 1994. Legislation was subsequently passed in September 1996 calling for a 10% rate reduction associated with opening the California electric market to competition. This legislation currently provides for the issuance of up to $10 billion in asset-backed securities--"Rate Reduction Bonds."

  The first step in issuing an asset-backed rate reduction bond is for state regulators to determine the amount of stranded assets at a utility. This is not easy because it would include some hard assets, such as physical plant, which would be made uneconomic by competition, but also associated items in the capital, tax, and other accounts. A "transition-to-competition" charge then is established which allows for the recovery of the value of the stranded assets over a specified period of time. This charge would be added to the monthly utility bill and is an asset to the utility. The transition charge cannot be bypassed by customers whether they remain with the local utility or choose a competitor. A security is then created for the utility which represents interests in the future cash flow of the transition charge. Small and large investors buy the securities and the net proceeds go to the utility company to compensate for uneconomic stranded assets.

  Other states are following California's lead, each with its own variation. New York, Pennsylvania, Michigan, Massachusetts, and New Jersey all have proposals on the table to recapture some portion of the stranded investments through asset securitization while providing rate reductions to the end user.

  If a utility issued a high-quality intermediate-term asset-backed rate reduction bond in the current environment, it would represent low cost financing. The benefits of low cost financing and renewed financial strength from asset restructuring would partly accrue to utility customers in the form of a rate reduction, more than offsetting the added "transition" charge. That explains the term "rate reduction bonds" and the notion that a stranded asset is not as onerous a burden as initially thought. If all goes smoothly, the result is financially healthier utilities, lower electricity rates, and an established path for future competition.

  As always, there are risks with benefits. A utility gets a large cash infusion with the sale of asset-backed bonds. That cash could be used to retire debt, perhaps buy back stock, and possibly to make acquisitions. After all, the stranded asset is being retired over time and the cash is received immediately. How a utility handles its finances will determine its future value. Your Fund management team spends a significant amount of time keeping abreast of industry developments and restructuring proposals at both the state and federal level. To date, the Fund has tried to avoid companies where the regulatory environment does not appear to have the interest of investors properly balanced with the interest of ratepayers.

  QUARTERLY BOARD MEETING: The quarterly Board meeting was held on April 10, 1997, in New York City at the New York Stock Exchange in recognition of 10 years of listing of Fund shares. At the meeting, the Board declared the following monthly dividends:

           DIVIDENDS PER SHARE             RECORD DATE                     PAYMENT DATE
           -------------------             -----------                     ------------
             6 cents                        April 30                         May 12
             6 cents                        May 30                           June 10
             6 cents                        June 30                          July 10

  ANNUAL SHAREHOLDER MEETING: The common shareholders elected Robert J. Day and Harry J. Bruce to represent them for continuing terms on the Board until the annual meeting in the year 2000. In addition, preferred shareholders elected Nancy Lampton to a continuing term on the Board representing them until the annual meeting in the year 2000.

  AUTOMATIC DIVIDEND REINVESTMENT PLAN AND DIRECT DEPOSIT SERVICE: The Fund has a dividend reinvestment plan available to all registered shareholders. As long as the market price of the common stock of the Fund exceeds or is equal to the net asset value per share, new shares for the dividend reinvestment program are issued at the greater of either 95% of the market price or the net asset value. If the market price per share of common stock is below the net asset value per share, shares are purchased in the open market at prevailing market prices, plus any brokerage commissions paid by the Bank of New York for all shares purchased by it in the reinvestment of the distribution and credited to the accounts of plan participants.

  For those shareholders whose shares are held for them by a brokerage house or nominee in "street-name", you may not participate in the Fund's automatic dividend reinvestment plan inasmuch as the Fund cannot communicate directly with you since the Fund does not have your name and address. Thus for those Fund shareholders in "street-name" desiring automatic dividend reinvestment, we suggest you contact your broker or other nominee.

  As an added service, the Fund now offers direct deposit service through electronic funds transfer to all registered shareholders currently receiving a monthly dividend check. Direct deposit provides automatic and immediate access to your funds on the dividend payment date and eliminates the possibility of mail delays and lost or stolen checks. This service is offered through the Bank of New York.

  For more information and/or an authorization form on automatic dividend reinvestment or direct deposit, please contact the Bank of New York. You can contact the Advisor, Administrator, or the Bank of New York by calling the Fund's toll free number of 1-800-680-4DNP.

  We appreciate your interest in Duff & Phelps Utilities Income Inc., and we will continue to do our best to be of service to you.


/s/ Claire V. Hansen                             /s/ Calvin J. Pedersen

Claire V. Hansen, CFA                            Calvin J. Pedersen
Chairman                                         President and Chief Executive
                                                 Officer

                      DUFF & PHELPS UTILITIES INCOME INC.
                            STATEMENT OF NET ASSETS
                                  (UNAUDITED)
                                 MARCH 31, 1997

COMMON STOCKS--69.4%

                                                                      MARKET
                                                                      VALUE
 SHARES      COMPANY                                                 (NOTE 1)
 ------      -------                                              --------------
             ELECTRIC--41.1%
   1,733,000 Baltimore Gas & Electric Co........................  $   46,357,750
   1,818,600 Boston Edison Co...................................      47,510,925
   1,617,900 Carolina Power & Light Co..........................      58,648,875
   1,635,000 CINergy Corp.......................................      55,794,375
     705,000 CIPSCO Inc.........................................      24,939,375
   1,352,700 CMS Energy Corp....................................      44,470,013
   1,265,000 DQE Incorporated...................................      35,103,750
     780,000 Duke Power Co......................................      34,417,500
   1,025,900 Eastern Utilities Associates.......................      18,466,200
   1,550,000 Edison International...............................      34,875,000
     560,000 Empresa National De Electricidad ADR...............      36,330,000
     500,000 Energy Group PLC...................................      16,062,500
   1,447,800 FPL Group Inc......................................      63,884,175
   2,050,000 GPU Inc............................................      65,856,250
   1,865,400 Illinova Corp......................................      42,671,025
   1,141,800 LG&E Energy Corp...................................      27,545,925
     686,500 National Power PLC ADR.............................      22,826,125
   1,278,300 NIPSCO Industries Inc..............................      50,173,275
   1,600,000 PECO Energy Co.....................................      32,600,000
     302,000 Powergen PLC ADR...................................      11,778,000
   2,000,000 Southern Co........................................      42,250,000
   1,319,700 TECO Energy Inc....................................      31,672,800
   1,000,000 Texas Utilities Co.................................      34,250,000
                                                                  --------------
                                                                     878,483,838
             GAS--4.3%
     235,000 AGL Resources......................................       4,318,125
     661,600 Brooklyn Union Gas Co..............................      18,194,000
     225,000 CMS Energy Corp. Class G...........................       4,190,625
     245,000 EL Paso Natural Gas Co. ...........................      13,873,125
     113,000 National Fuel Gas Co...............................       4,830,750
     444,700 NICOR Inc..........................................      14,230,400
     300,000 Washington Gas Light Co............................       6,750,000
     560,000 Williams Companies, Inc............................      24,920,000
                                                                  --------------
                                                                      91,307,025

     The accompanying note is an integral part of the financial statements.

                      DUFF & PHELPS UTILITIES INCOME INC.
                      STATEMENT OF NET ASSETS--(CONTINUED)
                                  (UNAUDITED)
                                 MARCH 31, 1997

                                                                      MARKET
                                                                      VALUE
 SHARES      COMPANY                                                 (NOTE 1)
 ------      -------                                              --------------
             TELECOMMUNICATION--14.3%
   1,143,100 Ameritech Corp.....................................  $   70,300,650
     565,000 Bellsouth Corp.....................................      23,871,250
     310,200 British Telecommunications PLC ADR.................      21,714,000
     480,000 Cable and Wireless ADS.............................      11,400,000
     600,000 GTE Corp...........................................      27,975,000
     200,000 Royal PTT Nederland ADS............................       7,250,000
   1,318,615 SBC Communications Inc.............................      69,392,114
     664,400 Telefonica De Espana ADS...........................      47,670,700
     575,000 Sprint Corp........................................      26,162,500
                                                                  --------------
                                                                     305,736,214
             NON-UTILITY--9.7%
      50,000 Arden Realty Inc...................................       1,362,500
     253,800 CBL & Associates Properties Inc....................       6,218,100
     350,000 Centerpoint Properties Corporation.................      10,718,750
     120,000 Chelsea GCA Realty Inc.............................       4,305,000
     100,000 Colonial Properties Trust..........................       2,900,000
     800,000 Crescent Real Estate Equities Inc..................      21,400,000
     150,000 Developers Diversified Realty Corp.................       5,662,500
     400,000 Equity Residential Properties Trust................      17,750,000
     478,100 First Industrial Realty Trust......................      15,119,912
     156,300 Gables Residential Trust...........................       3,985,650
     455,000 Highwoods Properties Inc...........................      15,242,500
     200,000 Meditrust..........................................       7,450,000
     175,000 Macerich Co........................................       4,900,000
     590,000 Nationwide Health Properties.......................      12,611,250
     500,000 Patriot American Hospitality.......................      12,125,000
     273,700 Reckson Associates Realty Corp.....................      12,624,413
     468,100 Starwood Lodging Trust.............................      18,255,900
     373,400 TriNet Corporate Realty Trust......................      11,808,775
     200,000 Urban Shopping Centers Inc.........................       6,000,000
     160,600 Vornado Realty Trust...............................      10,720,050
     200,000 Weeks Corp.........................................       6,875,000
                                                                  --------------
                                                                     208,035,300
                                                                  --------------
             Total Common Stocks (Cost--$1,469,729,933).........   1,483,562,377
                                                                  --------------

     The accompanying note is an integral part of the financial statements.

                      DUFF & PHELPS UTILITIES INCOME INC.
                      STATEMENT OF NET ASSETS--(CONTINUED)
                                  (UNAUDITED)
                                 MARCH 31, 1997

                                                                       MARKET
                                                                       VALUE
 SHARES COMPANY                                                       (NOTE 1)
 ------ -------                                                     ------------
 CONVERTIBLE PREFERRED STOCKS--0.0%
        NON-UTILITY--0.0%
 47,000 Tanger Factory Outlet Centers Inc. Series A...............  $  1,122,125
                                                                    ------------
        Total Convertible Preferred Stocks (Cost--$989,350).......     1,122,125
                                                                    ------------

BONDS--28.5%

                                                RATINGS
                                       --------------------------
                                                         STANDARD     MARKET
                                        DUFF &             AND        VALUE
  PAR VALUE  COMPANY                    PHELPS   MOODY'S  POOR'S     (NOTE 1)
  ---------  -------                   --------- ------- -------- --------------
             ELECTRIC--16.1%
 $24,920,000 Alabama Power Co.
              9%, due 12/01/24.......  AA-        A1       A+         26,131,435
  14,500,000 Commonwealth Edison Co.
              9 3/4%, due 2/15/20....  BBB        Baa2     BBB        15,589,644
   7,500,000 Commonwealth Edison Co.
              9 7/8%, due 6/15/20....  BBB        Baa2     BBB         8,256,427
  10,000,000 Commonwealth Edison Co.
              8 3/8%, due 2/15/23....  BBB        Baa2     BBB         9,748,318
  35,000,000 CTC Mansfield Funding
              Corp.
              10 5/8%, due 9/30/16...  Not Rated  Aaa      AAA        37,062,899
   8,000,000 Duquesne Light Co.
              7.55%, due 6/15/25.....  A-         Baa1     BBB+        7,398,799
   5,000,000 Gulf States Utilities
              8.94%, due 1/01/22.....  Not Rated  Baa3     BBB-        4,974,120
  20,000,000 Illinois Power Co.
              8%, due 2/15/23........  BBB+       Baa1     BBB        19,217,578
  15,000,000 New York State Electric
              & Gas Corp.
              9 7/8%, due 11/01/20...  Not Rated  Baa1     BBB+       16,127,309
   4,000,000 New York State Electric
              & Gas Corp.
              8 7/8%, due 11/01/21...  Not Rated  Baa1     BBB+        4,026,603

     The accompanying note is an integral part of the financial statements.

                      DUFF & PHELPS UTILITIES INCOME INC.
                      STATEMENT OF NET ASSETS--(CONTINUED)
                                  (UNAUDITED)
                                 MARCH 31, 1997

                                                 RATINGS
                                        --------------------------
                                                          STANDARD    MARKET
                                         DUFF &             AND       VALUE
  PAR VALUE  COMPANY                     PHELPS   MOODY'S  POOR'S    (NOTE 1)
  ---------  -------                    --------- ------- -------- ------------
 $ 6,500,000 Ohio Edison Co.
              8 3/4%, due 2/15/98....   BBB+       Baa2     BBB-   $  6,608,426
  14,105,000 Pennsylvania Power &
              Light Co.
              9 1/4%, due 10/01/19...   Not Rated  A3       A-       15,132,210
  16,850,000 Pennsylvania Power &
              Light Co.
              9 3/8%, due 7/01/21....   Not Rated  A3       A-       18,204,957
  26,750,000 Philadelphia Electric
              8 3/4%, due 4/01/22....   Not Rated  Baa1     BBB+     28,347,241
  20,950,000 Potomac Electric Power
              Co.
              9%, due 6/01/21........   AA-        A1       A        22,147,164
   3,000,000 Rochester Gas & Electric
              Corp.
              9 3/8%, due 4/01/21....   BBB+       Baa1     BBB+      3,224,730
  29,830,000 Texas Utilities Electric
              Co.
              9 3/4%, due 5/01/21....   Not Rated  Baa1     BBB+     33,021,987
  10,000,000 Texas Utilities Electric
              Co.
              8 3/4%, due 11/01/23...   Not Rated  Baa1     BBB+     10,252,879
  12,000,000 UtiliCorp United Inc.
              8%, due 3/01/23........   BBB        Baa3     BBB      11,497,079
   4,000,000 Union Electric Co.
              8 3/4%, due 12/01/21...   AA-        A1       AA-       4,152,084
  29,780,000 Virginia Electric &
              Power Co.
              9 3/8%, due 6/01/98....   A          A2       A        30,693,798
  11,500,000 Virginia Electric &
              Power Co.
              8 1/4%, due 3/01/25....   A          A2       A        11,499,642
                                                                   ------------
                                                                    343,315,329
             GAS--3.3%
   8,875,000 Enron Corp.
              9.65%, due 5/15/01.....   BBB+       Baa2     BBB+      9,651,296
   6,000,000 Northwest Pipeline Corp.
              10.65%, due 11/15/18...   BBB+       Baa1     BBB       6,402,989
   7,885,000 Penzoil Co.
              10 1/8%, due 11/15/09..   Not Rated  Baa3     BBB       9,460,139

     The accompanying note is an integral part of the financial statements.

                      DUFF & PHELPS UTILITIES INCOME INC.
                      STATEMENT OF NET ASSETS--(CONTINUED)
                                  (UNAUDITED)
                                 MARCH 31, 1997

                                                 RATINGS
                                        --------------------------
                                                          STANDARD    MARKET
                                         DUFF &             AND        VALUE
  PAR VALUE  COMPANY                     PHELPS   MOODY'S  POOR'S    (NOTE 1)
  ---------  -------                    --------- ------- -------- -------------
 $10,000,000 Phillips Petroleum Co.
              9.18%, due 9/15/21.....   Not Rated  A3       A-     $  10,730,800
   9,500,000 Transco Energy
              9 1/8%, due 5/01/98....   BBB        Baa2     BBB-       9,755,511
  14,500,000 Transcontinental Gas
              Pipe Line Corp.
              9 1/8%, due 2/01/17....   BBB+       Baa1     BBB       14,899,735
   7,000,000 Williams Co.
              10 1/4%, due 7/15/20...   BBB        Baa2     BBB-       8,671,851
                                                                   -------------
                                                                      69,572,321
             TELECOMMUNICATION--7.6%
   8,000,000 AT&T Corp.
              8.35%, due 1/15/25.....   AA+        Aa3      AA         8,094,503
  13,500,000 Bellsouth Capital
              Funding Corp.
              9 1/4%, due 1/15/98....   AA+        Aa1      AAA       13,808,313
   6,500,000 GTE Corp.
              8.85%, due 3/01/98.....   A-         A3       A          6,636,395
  35,428,000 GTE Corp.
              9 3/8%, due 12/01/00...   A-         A3       A         38,125,806
   6,000,000 GTE Corp.
              10 1/4%, due 11/01/20..   A-         A3       A          6,703,673
  10,000,000 GTE Corp.
              8.07%, due 4/15/24.....   A-         A3       BBB+      10,111,079
  11,995,000 Mountain States
              Telephone
              9 1/2%, due 5/01/00....   AA         Aa3      AA-       12,824,657
  13,750,000 New England Telephone &
              Telegraph
              9%, due 8/01/31........   AA         Aa2      AA-       14,445,750
  10,000,000 New York Telephone Co.
              7 5/8%, due 2/01/23....   A          A1       A          9,500,000
  10,000,000 New York Telephone Co.
              7%, due 8/15/25........   A          A1       A          8,836,479
  20,740,000 New York Telephone Co.
              9 3/8%, due 7/15/31....   A          A1       A         22,542,098
   5,000,000 Pacific Bell
              8 1/2%, due 8/15/31....   AA-        A1       AA-        5,050,375
   5,000,000 US West Communications
              8 7/8%, due 6/01/31....   AA-        Aa3      A+         5,159,295
                                                                   -------------
                                                                     161,838,423

     The accompanying note is an integral part of the financial statements.

                      DUFF & PHELPS UTILITIES INCOME INC.
                      STATEMENT OF NET ASSETS--(CONTINUED)
                                  (UNAUDITED)
                                 MARCH 31, 1997

                                                RATINGS
                                        -----------------------
                                                       STANDARD      MARKET
                                        DUFF &           AND         VALUE
  PAR VALUE  COMPANY                    PHELPS MOODY'S  POOR'S      (NOTE 1)
  ---------  -------                    ------ ------- -------- ----------------
             NON-UTILITY--1.2%
 $15,700,000 American General Corp.
              9 5/8%, due 2/01/18....    AA-    A1       AA-      $   16,465,483
   8,000,000 Dayton Hudson Corp.
              9 7/8%, due 7/01/20....    A-     Baa1     BBB+          9,452,864
                                                                ----------------
                                                                      25,918,347
                                                                ----------------
             Total Bonds (Cost--$607,887,996).................       600,644,420
                                                                ----------------
 U.S. TREASURY OBLIGATIONS--1.6%
  29,000,000 U.S. Treasury Bonds
              11 3/4%, due 2/15/01............................        33,957,201
                                                                ----------------
             Total U.S. Treasury Obligations (Cost--
              $35,325,625)....................................        33,957,201
                                                                ----------------
 U.S. GOVERNMENT AGENCY OBLIGATIONS--0.1%
   1,553,607 Federal National Mortgage Association
              8%, due 5/01/05.................................         1,560,404
                                                                ----------------
             Total U.S. Government Agency Obligations (Cost--
              $1,605,556).....................................         1,560,404
                                                                ----------------
 COMMERCIAL PAPER--2.3%
  25,000,000 Household Finance Co.
              5.48%, due 4/01/97..............................        25,000,000
  25,000,000 Merrill Lynch
              5.75%, due 4/01/97..............................        25,000,000
                                                                ----------------
             Total Commercial Paper (Cost--$50,000,000).......        50,000,000
                                                                ----------------
 CASH AND OTHER ASSETS LESS LIABILITIES--(1.5%)...............  (     32,600,433)
                                                                ----------------
 NET ASSETS
  (equivalent to $8.17 per share of common stock based on
  200,609,418 shares of common stock outstanding, authorized
  250,000,000 shares, $.001 par value per share and 5,000
  shares remarketed preferred stock outstanding, authorized
  100,000,000 shares, liquidation preference $100,000 per
  share, $.001 par value per share)...........................    $2,138,246,094
                                                                ================

The percentage shown for each investment category is the total value of that category as a percentage of the total net assets of the Fund.

     The accompanying note is an integral part of the financial statements.

                      DUFF & PHELPS UTILITIES INCOME INC.
                     STATEMENT OF NET ASSETS--(CONTINUED)
                                  (UNAUDITED)
                                MARCH 31, 1997


(1) The market values for securities are determined as follows: Securities traded on a national securities exchange or traded over-the-counter and quoted on the NASDAQ System are valued at last sales prices. Securities so traded for which there were no sales and other securities are valued at the mean of the most recent bid-asked quotations. Bonds not traded on a securities exchange nor quoted on the NASDAQ System are valued at fair value using a procedure determined in good faith by the Board of Directors which includes the use of a pricing service. Each money market instrument having a maturity of 60 days or less is valued on an amortized cost basis. Other assets and securities are valued at a fair value, as determined in good faith by the Board of Directors.

BOARD OF DIRECTORS

WALLACE B. BEHNKE

HARRY J. BRUCE

FRANKLIN A. COLE

GORDON B. DAVIDSON

ROBERT J. DAY

CLAIRE V. HANSEN, CFA

FRANCIS E. JEFFRIES, CFA

NANCY LAMPTON

BERYL W. SPRINKEL

OFFICERS

CLAIRE V. HANSEN, CFA
Chairman

CALVIN J. PEDERSEN, CFA
President and Chief Executive  Officer

RICHARD J. SPLETZER, CFA, CIC
Executive Vice President and  Chief Investment Officer

T. BROOKS BEITTEL, CFA
Senior Vice President, Secretary and Treasurer

NATHAN I. PARTAIN, CFA
Senior Vice President

JOSEPH C. CURRY, JR.
Vice President

MICHAEL SCHATT
Vice President

DIANNA P. WENGLER
Assistant Secretary

DUFF & PHELPS
UTILITIES INCOME INC.

Common stock listed on the New York Stock Exchange under the symbol DNP

55 East Monroe Street
Chicago, Illinois 60603
(800) 680-4367
(312) 368-5510

Investment Adviser

Duff & Phelps
Investment Management Co.
55 East Monroe Street
Chicago, Illinois 60603

Administrator

J.J.B. Hilliard, W.L. Lyons, Inc.
Hilliard Lyons Center
Louisville, Kentucky 40202
(502) 588-8400

Transfer Agent
Dividend Disbursing
Agent and Custodian

The Bank of New York
Shareholder Relations
Church Street Station
P.O. Box 11258
New York, New York 10286-1258
1-800-432-8224

Legal Counsel

Mayer, Brown & Platt
190 South LaSalle Street
Chicago, Illinois 60603

Independent Public Accountants

Arthur Andersen LLP
33 West Monroe Street
Chicago, Illinois 60603

                                                                   Duff & Phelps
                                                           Utilities Income Inc.


                                                                   1ST


                                                              FIRST QUARTER
                                                              REPORT

                                                              MARCH 31, 1997
[ART]